Related parties (Details Narrative)				1 Months Ended	6 Months Ended
	Jul. 01, 2022 EUR (€)	Apr. 30, 2022 EUR (€)	Feb. 28, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Mar. 31, 2023 EUR (€)	Jun. 30, 2021 EUR (€)
Related Party Transaction [Line Items]
Percentage of annual bonus					30.00%	30.00%
Cumulative expense						€ 10,200,000
Option fee						1,000,000.0
Agreement fee						200,000
Net project cost						197,500
OSR License Agreement [Member]
Related Party Transaction [Line Items]
Upfront fee						250,000
License fee						875,000
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees						1,000,000.0
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees						500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees						€ 300,000
San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
Shareholders ownership percentage						5.00%
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold			€ 420,000
Percentage of annual bonus			40.00%
Accrued bonus		€ 50,000						€ 37,000	€ 112,000	€ 23,000
Pierluigi Paracchi [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus		20.00%
Pierluigi Paracchi [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus		40.00%
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Compensation expense						€ 303,000		248,000
Gross bonus						84,000
Naldini [Member]
Related Party Transaction [Line Items]
Compensation expense						50,000
Annual fees	€ 100,000							50,000
Dr Gentner [Member]
Related Party Transaction [Line Items]
Annual fees								30,000
Dr.Gentner [Member]
Related Party Transaction [Line Items]
Annual fees	€ 45,000
Gentner [Member]
Related Party Transaction [Line Items]
Expenses paid						€ 22,500
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Gross salary | $					$ 500,000
Carlo Russo [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus					30.00%	30.00%
Mr.Russo [Member]
Related Party Transaction [Line Items]
Accrued bonus						€ 83,897
Interest expense						331,000		€ 215,761
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus							30.00%	30.00%
Accrued bonus						62,922
Interest expense						€ 253,000		€ 173,317
Comprehensive loss				€ 80,381
Richard Slansky [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $							$ 300,000
Richard Slansky [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $					$ 375,000